Deferred Tax	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Tax [Abstract]
Deferred Tax

16. DEFERRED TAX

Deferred tax assets and liabilities are offset when they relate to the same fiscal authority, and there is a legally enforceable right to offset current tax assets against current tax liabilities.

The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	AS AT DECEMBER 31,
	2021	2020
Deferred tax asset to be recovered after more than 12 months	7,028	5,778
Deferred tax liability to be recovered after more than 12 months	—	—
	7,028	5,778

The change in the deferred income tax account is as follows:

	AS AT DECEMBER 31,
	2021	2020
At January 1	5,778	—
Credit to the consolidated statement of comprehensive income	1,770	5,377
Translation differences	(520)	401
Deferred tax asset at December 31	7,028	5,778

Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	AS AT DECEMBER 31,
	2021	2020
Intangible assets	6,481	4,956
Trading losses and other allowances	547	822
Net deferred tax assets	7,028	5,778

At December 31, 2021, the Group had unutilized trading losses and other allowances of $31,508 of which $20,576 were not recognized based on management’s performance projections for 2022 – 2026 and the related ability to utilize the tax losses. At December 31, 2020, the Group had unutilized trading losses and other allowances of $25,458 of which $9,011 were not recognized based on management’s performance projections for 2021 – 2025 and the related ability to utilize the tax losses. The resulting deferred tax asset of $547 and $822 as of December 31, 2021 and 2020, respectively, is based on the deductions allowed by Article 14(1)(m) of the Malta Income Tax Act.

At December 31, 2021, the Group had unutilized capital allowances of $93,409 related to intangible assets, a net increase of $28 million during the year as a result of a step up in the intangible assets' value after the public offering in July 2021. The balance of $41,554 were not recognized based on management’s performance projections for 2022 – 2026 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $6,482. At December 31, 2020, the Group had unutilized capital allowances of $79,296 related to intangible assets, of which

$39,645 were not recognized based on management’s performance projections for 2021 – 2025 and related ability to utilize capital allowance resulting in a recognition of a deferred tax asset of $4,956.